September 24, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Transamerica Occidental Life Separate Account VUL-3 of Transamerica Occidental Life Insurance Company

File Nos. 811-09715 (333-91851) (CIK – 0001100102)

Rule 30b2-1 filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Transamerica Occidental Life Separate Account VUL-3 of Transamerica Occidental Life Insurance Company (“separate account”), a unit investment trust registered under the Act, recently mailed to its policyholders the semi-annual report(s) dated June 30, 2007 for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 the following semi-annual reports were filed on Form N-CSRS with the Commission via EDGAR on the dates indicated:

Entity:	AEGON/Transamerica Series Trust
File No.:	811-04419 (33-507)
Date of Filing:	August 31, 2007
Accession No.:	0001104659-07-066429
CIK:	0000778207

Entity:	Fidelity Variable Insurance Products Fund
File No.:	811-03329 (002-75010)
Date of Filing:	August 29, 2007
Accession No.:	0000356494-07-000017
CIK:	0000356494

Entity:	Fidelity Variable Insurance Products Fund II
File No.:	811-5511 (33-20773)
Date of Filing:	August 29, 2007
Accession No.:	0000831016-07-000014
CIK:	0000831016

Entity:	Fidelity Variable Insurance Products Fund III
File No.:	811-07205 (33-54837)
Date of Filing:	August 29, 2007
Accession No.:	0000927384-07-000016
CIK:	0000927384

Securities and Exchange Commission

Page Two

September 24, 2007

To the extent necessary, these filings are incorporated herein by reference. If you have any questions regarding this filing, please contact the undersigned at (727) 299-1830 or Gayle Morden at (727) 299-1747.

Very truly yours,

/s/ Arthur D. Woods

Arthur D. Woods

Vice President & Counsel

cc:	Gayle Morden
Priscilla Hechler